Note 7	6 Months Ended
Jun. 30, 2023
Fair value of financial instruments [Abstract]
Disclosure of fair value of financial instruments [text block]	Fair value of financial instruments
The criteria and valuation methods used to calculate the fair value of financial assets as of June 30, 2023 do not differ significantly from those included in Note 8 from the consolidated financial statements for the year ended December 31, 2022.
The techniques and unobservable inputs used for the valuation of the financial instruments classified in the fair value hierarchy as Level 3, do not significantly differ from those detailed in Note 8 of the consolidated financial statements for the year 2022.
The effect on the consolidated income statements and on the consolidated equity, resulting from changing the main assumptions used in the valuation of Level 3 financial instruments for other reasonably possible assumptions, does not differ significantly from that detailed in Note 8 of the consolidated financial statements for the year 2022.
7.1.Fair value of financial instruments recognized at fair value according to valuation method
The fair value of the Group's financial instruments from the attached condensed consolidated balance sheets is presented below, broken down according to the valuation method used to determine their fair value, and their respective book value as of June 30, 2023 and December 31, 2022:

Fair value of financial instruments by levels. June 2023 (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	9	141,721	31,765	108,120	1,836
Derivatives		39,346	1,014	38,057	274
Equity instruments		4,247	4,194	—	53
Debt securities		33,999	25,242	8,590	167
Loans and advances		64,129	1,315	61,473	1,341
Non-trading financial assets mandatorily at fair value through profit or loss	10	8,019	6,723	360	936
Equity instruments		7,432	6,450	62	920
Debt securities		313	—	298	15
Loans and advances to customers		274	273	—	1
Financial assets designated at fair value through profit or loss	11	1,004	984	20	—
Debt securities		1,004	984	20	—
Financial assets at fair value through other comprehensive income	12	63,979	51,191	12,276	513
Equity instruments		1,254	1,078	67	108
Debt securities		62,700	50,087	12,209	405
Loans and advances to credit institutions		26	26	—	—
Derivatives – Hedge accounting	14	1,888	—	1,888	—
LIABILITIES
Financial liabilities held for trading	9	127,332	25,302	100,825	1,205
Trading derivatives		38,003	678	36,565	760
Short positions		17,107	17,077	30	—
Deposits		72,222	7,548	64,229	444
Financial liabilities designated at fair value through profit or loss	11	12,577	—	10,660	1,917
Deposits from credit institutions		111	—	111	—
Customer deposits		698	—	698	—
Debt certificates issued		3,642	—	1,725	1,917
Other financial liabilities		8,126	—	8,126	—
Derivatives – Hedge accounting	14	3,486	—	3,486	—

Fair value of financial Instruments by levels. December 2022 (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	9	110,671	22,710	85,636	2,325
Derivatives		39,908	795	38,140	974
Equity instruments		4,404	4,369	—	34
Debt securities		24,367	16,284	7,934	148
Loans and advances		41,993	1,262	39,562	1,169
Non-trading financial assets mandatorily at fair value through profit or loss	10	6,888	5,720	151	1,017
Equity instruments		6,511	5,457	40	1,014
Debt securities		129	19	111	—
Loans and advances to customers		247	245	—	3
Financial assets designated at fair value through profit or loss	11	913	913	—	—
Debt securities		913	913	—	—
Financial assets at fair value through other comprehensive income	12	65,374	53,248	11,537	589
Equity instruments		1,198	1,040	58	100
Debt securities		64,150	52,182	11,479	489
Loans and advances to credit institutions		26	26	—	—
Derivatives – Hedge accounting	14	1,891	4	1,887	—
LIABILITIES
Financial liabilities held for trading	9	95,611	20,611	73,871	1,129
Trading derivatives		37,909	746	36,161	1,002
Short positions		13,487	13,354	133	—
Deposits		44,215	6,511	37,577	127
Financial liabilities designated at fair value through profit or loss	11	10,580	—	8,990	1,590
Deposits from credit institutions		—	—	—	—
Customer deposits		700	—	700	—
Debt certificates issued		3,288	—	1,698	1,590
Other financial liabilities		6,592	—	6,592	—
Derivatives – Hedge accounting	14	3,303	100	3,179	25
7.2.Fair value of financial instruments recognized at amortized cost according to valuation method
Below is shown the fair value of the Group's financial instruments from the attached condensed consolidated balance sheets recognized at amortized cost, broken down according to the valuation method used to determine their fair value, and their respective book value as of June 30, 2023 and December 31, 2022:

Fair value of financial instruments recognized at amortized cost by levels. June 2023 (Millions of Euros)
	Notes	Book value	Fair value
			Total	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	8	71,858	71,858	71,559	—	299
Financial assets at amortized cost	13	438,841	433,369	41,747	10,914	380,708
Debt securities		44,769	44,022	35,039	8,169	814
Loans and advances to central banks		6,734	6,672	6,672	—	—
Loans and advances to credit institutions		17,577	17,558	36	1,708	15,814
Loans and advances to customers		369,761	365,117	—	1,037	364,079
LIABILITIES
Financial liabilities at amortized cost	21	541,671	539,486	63,403	283,474	192,610
Deposits from central banks		21,070	21,030	20,857	—	172
Deposits from credit institutions		38,891	38,846	—	32,848	5,999
Customer deposits		402,344	399,980	1,048	227,470	171,462
Debt certificates issued		63,158	63,312	41,498	13,976	7,838
Other financial liabilities		16,207	16,318	—	9,180	7,138

Fair value of financial Instruments recognized at amortized cost by levels. December 2022 (Millions of Euros)
	Notes	Book value	Fair value
			Total	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	8	79,756	79,756	79,463	—	293
Financial assets at amortized cost	13	414,421	412,965	30,587	12,173	370,206
Debt securities		36,639	36,311	26,239	9,313	759
Loans and advances to central banks		4,401	4,401	4,259	—	142
Loans and advances to credit institutions		16,031	16,089	89	1,289	14,711
Loans and advances to customers		357,351	356,164	—	1,571	354,594
LIABILITIES
Financial liabilities at amortized cost	21	529,172	525,595	77,112	266,194	182,289
Deposits from central banks		38,323	38,312	38,012	—	300
Deposits from credit institutions		26,935	26,777	—	20,546	6,231
Customer deposits		394,404	392,805	1,158	230,821	160,826
Debt certificates issued		55,429	53,550	37,942	7,240	8,368
Other financial liabilities		14,081	14,151	—	7,587	6,564